CoreValues Alpha Greater China Growth ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Auto Manufacturers - 10.5%
BYD Co. Ltd. - Class H	43,464	$678,260
XPeng, Inc. - ADR (a)	8,507	152,105
Yutong Bus Co. Ltd. - Class A	59,554	206,617
		1,036,982

Beverages - 3.2%
Eastroc Beverage Group Co. Ltd.	7,100	311,179

Computers - 3.8%
Horizon Robotics (a)	447,719	370,152

Cosmetics & Personal Care - 0.8%
Proya Cosmetics Co. Ltd. - Class A	7,155	82,669

Distribution & Wholesale - 4.7%
Pop Mart International Group Ltd. (b)	13,518	459,095

Diversified Financial Services - 3.3%
Futu Holdings Ltd. - ADR	2,664	329,244

Electronics - 0.9%
Shenzhen Inovance Technology Co. Ltd. - Class A	9,400	84,706

Healthcare - Services - 2.1%
WuXi AppTec Co. Ltd. - Class A	21,100	204,801

Home Furnishings - 4.9%
Anker Innovations Technology Co. Ltd. - Class A	19,524	309,529
Midea Group Co. Ltd. - Class A	16,937	170,658
		480,187

Internet - 38.2%(c)
Alibaba Group Holding Ltd. - ADR	6,451	731,608
Bilibili, Inc. - Class Z (a)	4,297	91,797
East Money Information Co. Ltd. - Class A	44,780	144,548
Full Truck Alliance Co. Ltd. - ADR	30,924	365,213
JD.com, Inc. - Class A	27,516	448,318
Kuaishou Technology (a)(b)	19,425	156,637
Meituan - Class B (a)(b)	25,830	412,293
PDD Holdings, Inc. - ADR (a)	3,379	353,646
Tencent Holdings Ltd.	10,118	648,325
Trip.com Group Ltd. - ADR	7,076	414,937
		3,767,322

Lodging - 1.7%
Atour Lifestyle Holdings Ltd. - ADR	5,090	165,476

Machinery - Diversified - 1.8%
UBTech Robotics Corp. Ltd. (a)	17,315	182,855

Miscellaneous Manufacturing - 0.8%
SICC Co. Ltd. - Class A (a)	10,181	83,190

Real Estate - 2.2%
KE Holdings, Inc. - ADR	12,413	220,207

Retail - 5.8%
Luckin Coffee, Inc. - ADR (a)	15,306	570,455

Software - 2.6%
Kingsoft Corp. Ltd.	25,717	133,990
NetEase, Inc. - ADR	929	125,025
		259,015

Telecommunications - 9.9%
Xiaomi Corp. - Class B (a)(b)	127,635	974,741
TOTAL COMMON STOCKS (Cost $7,442,502)		9,582,276

SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
First American Government Obligations Fund - Class X, 4.25% (d)	233,406	233,406
TOTAL SHORT-TERM INVESTMENTS (Cost $233,406)		233,406

TOTAL INVESTMENTS - 99.6% (Cost $7,675,908)		9,815,682
Other Assets in Excess of Liabilities - 0.4%		38,582
TOTAL NET ASSETS - 100.0%		$9,854,264

Percentages are stated as a percent of net assets.	–%
ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $2,002,767 or 20.3% of the Fund’s net assets.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

CoreValues Alpha Greater China Growth ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$9,582,276	$—	$—	$9,582,276
Money Market Funds	233,406	—	—	233,406
Total Investments	$9,815,682	$—	$—	$9,815,682

Refer to the Schedule of Investments for further disaggregation of investment categories.